Note 1 - Basis of Presentation	12 Months Ended
Oct. 31, 2011
Basis of Accounting [Text Block]
1. Basis of Presentation

Basis of Presentation - The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (GAAP) and include our accounts and those of all wholly-owned subsidiaries, and variable interest entities in which we are deemed to be the primary beneficiary, after elimination of all significant intercompany balances and transactions.  Our fiscal year ends October 31.